Stockholder's Equity (Details)	6 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Stockholder's Equity [Abstract]
Common stock, number of votes per share held	1
Common stock, shares authorized	5,112,861,525	5,112,861,525	5,112,861,525
Common stock, shares issued	76,744,150	76,744,150	69,297,650
Common stock, shares outstanding	76,744,150	76,744,150	69,297,650